Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Trade Payables and Other Current Liabilities
Schedule of trade payables and other current liabilities

	As of December 31,
(in thousands of euros)	2018	2019	2020
Trade payables	8,372	7,491	6,923
Other current liabilities	4,871	4,998	6,838
Trade payables and other current liabilities	13,243	12,489	13,761

Schedule of trade payables break down by payment

Trade payables break down by payment date as follows:

	As of December 31,
(in thousands of euros)	2018	2019	2020
Due in 30 days	7,966	7,414	6,834
Due in 30 ‑ 60 days	406	77	89
Due in more than 60 days	—	—	—
Trade payables	8,372	7,491	6,923

Schedule of other current liabilities

	As of
	December 31,
(in thousands of euros)	2018	2019	2020
Employee‑related payables	1,095	1,124	1,405
Accrued payroll and other employee‑related taxes	1,052	1,041	1,375
Sales tax payables	574	668	753
Other accrued taxes and employee‑related expenses	172	177	106
Other miscellaneous payables	1,978	1,988	3,198
Other current liabilities	4,871	4,998	6,838